UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   03-31-04

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-6-04

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              29

Form 13F Information Table Value Total:                          369,245
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                             SHRS OR
                                                             PRN AMT;
                             TITLE                           SH/PRN;
        NAME OF ISSUE       OF CLASS    CUSIP       (X$1000) PUT/CALL   DISCRETION MANAGERS  VOTING AUTHORITY
                                                                                            SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108      14,303   262,063SH   SOLE      N/A    170,043  0      92,020
Allied Cap Corp New            Com     01903Q108      19,449   642,103SH   SOLE      N/A    428,173  0     213,930
American Capital Strategies    Com     024937104      19,189   577,294SH   SOLE      N/A    389,254  0     188,040
Ambac Finl Group Inc           Com     023139108      19,934   270,188SH   SOLE      N/A    182,428  0      87,760
Commerce Bancorp Inc NJ        Com     200519106      18,915   287,120SH   SOLE      N/A    191,840  0      95,280
Countrywide Financial Corp     Com     222372104      38,247   398,823SH   SOLE      N/A    255,681  0     143,142
Exxon Mobil Corp               Com     30231G102         222     5,328SH   SOLE      N/A      1,600  0       3,728
Fidelity Natl Finl Inc         Com     316326107      14,566   367,840SH   SOLE      N/A    246,270  0     121,570
Gladstone Capital Corp         Com     376535100       5,012   223,635SH   SOLE      N/A    148,565  0      75,070
Gladstone Coml Corp            Com     376536108       1,337    78,190SH   SOLE      N/A     65,520  0      12,670
Intrawest Corporation        Com New   460915200      14,167   832,871SH   SOLE      N/A    544,391  0     288,480
iStar Finl Inc                 Com     45031U101      14,333   338,840SH   SOLE      N/A    235,080  0     103,760
Key Energy Svcs Inc            Com     492914106         209    18,960SH   SOLE      N/A     14,520  0       4,440
Kimco Realty Corp              Com     49446R109      11,812   231,708SH   SOLE      N/A    146,585  0      85,123
Kinder Morgan Inc Kans         Com     49455P101      18,784   298,070SH   SOLE      N/A    197,230  0     100,840
Level 3 Communications Inc     Com     52729N100       8,933 2,233,240SH   SOLE      N/A    425,100  0   1,808,140
MBIA Inc                       Com     55262C100      20,544   327,657SH   SOLE      N/A    216,569  0     111,088
Nabors Industries Ltd          Shs     G6359F103      14,559   318,223SH   SOLE      N/A    210,166  0     108,057
NCI Building Sys Inc           Com     628852105      14,147   603,040SH   SOLE      N/A    394,204  0     208,836
Palm Harbor Homes              Com     696639103       9,374   444,906SH   SOLE      N/A    296,261  0     148,645
Radian Group Inc               Com     750236101      20,774   487,653SH   SOLE      N/A    318,185  0     169,468
Rouse Co                       Com     779273101      17,514   326,755SH   SOLE      N/A    214,351  0     112,404
SL Green Rlty Corp             Com     78440X101       1,983    41,566SH   SOLE      N/A     28,486  0      13,080
Triad Gty Inc                  Com     895925105      17,688   335,310SH   SOLE      N/A    223,412  0     111,898
Transport Corp of Amer Inc     Com     89385P102         875   123,216SH   SOLE      N/A     81,951  0      41,265
Weatherford International L    Com     G95089101       9,908   235,725SH   SOLE      N/A    155,829  0      79,896
Wells Fargo & Co New           Com     949746101      20,013   353,158SH   SOLE      N/A    239,706  0     113,452
Westport Res Corp New          Com     961418100         438    13,289SH   SOLE      N/A      9,606  0       3,683
Westport Res Corp New        Pfd Conv  961418209       2,016    79,360SH   SOLE      N/A     53,040  0      26,320

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